Cover	Jan. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2026
Entity File Number	27-3601979
Entity Registrant Name	Hypha Labs, Inc.
Entity Central Index Key	0001502966
Entity Tax Identification Number	14-1598200
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5940 S. Rainbow Blvd.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(702)
Local Phone Number	527-2060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false